Assets and Liabilities Held for Sale/Discontinued Operations - Summary of Carrying Amounts of Major Classes of Assets and Liabilities Classified as Held-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	$ 0	$ 1,492
Total liabilities associated with assets held for sale
Long Lived Assets Held-for-sale [Line Items]
Total liabilities associated with assets held for sale	0	1,103
Current
Long Lived Assets Held-for-sale [Line Items]
Total liabilities associated with assets held for sale	0	983
Liabilities subject to compromise
Long Lived Assets Held-for-sale [Line Items]
Total liabilities associated with assets held for sale	0	118
Liabilities subject to compromise
Long Lived Assets Held-for-sale [Line Items]
Total liabilities associated with assets held for sale	0	2
PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale		1,103
PES | Total liabilities associated with assets held for sale
Long Lived Assets Held-for-sale [Line Items]
Total liabilities associated with assets held for sale		948
PES | Current
Long Lived Assets Held-for-sale [Line Items]
Total liabilities associated with assets held for sale		948
PES | Liabilities subject to compromise
Long Lived Assets Held-for-sale [Line Items]
Total liabilities associated with assets held for sale		0
PES | Liabilities subject to compromise
Long Lived Assets Held-for-sale [Line Items]
Total liabilities associated with assets held for sale		0
KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	389
Total liabilities associated with assets held for sale	0	37
KSA Business | Total liabilities associated with assets held for sale
Long Lived Assets Held-for-sale [Line Items]
Total liabilities associated with assets held for sale		155
KSA Business | Current
Long Lived Assets Held-for-sale [Line Items]
Total liabilities associated with assets held for sale		35
KSA Business | Liabilities subject to compromise
Long Lived Assets Held-for-sale [Line Items]
Total liabilities associated with assets held for sale		118
KSA Business | Liabilities subject to compromise
Long Lived Assets Held-for-sale [Line Items]
Total liabilities associated with assets held for sale		2
Current
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	0	1,145
Current | PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale		1,103
Current | KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale		42
Non-current
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale	$ 0	347
Non-current | PES
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale		0
Non-current | KSA Business
Long Lived Assets Held-for-sale [Line Items]
Total assets held for sale		$ 347